Risk information - Contractual flows (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	kr 341,277	kr 359,484
Financial liabilities	(313,620)	(330,222)
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	386,423	403,583
Discounting effect	(45,146)	(44,099)
Total	341,277	359,484
Financial liabilities, cash flow	(355,201)	(374,671)
Financial liabilities, discounting effect	41,580	44,449
Financial liabilities	(313,620)	(330,222)
Liquidity surplus (+)/ deficit (-)	31,222	28,912
Accumulated liquidity surplus (+)/deficit (-)	kr 31,222	28,912
Liquidity risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity of cash flow in deficit (range one)	3 months
Maturity of cash flow in deficit (range two)	1 year
Maturity of cash flow in deficit (range three)	3 years
Liquidity risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity of cash flow in deficit (range one)	1 year
Maturity of cash flow in deficit (range two)	3 years
Maturity of cash flow in deficit (range three)	5 years
Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	kr 24,853	28,058
Financial liabilities, cash flow	(9,477)	(16,984)
Committed undisbursed loans	(4,678)	(1,232)
Liquidity surplus (+)/ deficit (-)	10,698	9,842
Accumulated liquidity surplus (+)/deficit (-)	10,698	9,842
Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	34,465	27,923
Financial liabilities, cash flow	(35,741)	(15,002)
Committed undisbursed loans	(3,056)	(6,818)
Liquidity surplus (+)/ deficit (-)	(4,332)	6,103
Accumulated liquidity surplus (+)/deficit (-)	6,365	15,945
Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	58,386	74,163
Financial liabilities, cash flow	(65,593)	(81,331)
Committed undisbursed loans	(21,345)	(16,325)
Liquidity surplus (+)/ deficit (-)	(28,552)	(23,493)
Accumulated liquidity surplus (+)/deficit (-)	(22,187)	(7,548)
1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	109,876	118,525
Financial liabilities, cash flow	(132,787)	(144,535)
Committed undisbursed loans	(39,394)	(19,775)
Liquidity surplus (+)/ deficit (-)	(62,306)	(45,785)
Accumulated liquidity surplus (+)/deficit (-)	(84,493)	(53,333)
Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	62,945	63,262
Financial liabilities, cash flow	(56,326)	(52,781)
Committed undisbursed loans	1,722	1,384
Liquidity surplus (+)/ deficit (-)	8,341	11,865
Accumulated liquidity surplus (+)/deficit (-)	(76,152)	(41,468)
More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	95,899	91,652
Financial liabilities, cash flow	(55,276)	(64,038)
Committed undisbursed loans	66,751	42,766
Liquidity surplus (+)/ deficit (-)	107,375	70,380
Accumulated liquidity surplus (+)/deficit (-)	31,222	28,912
Borrowing from credit institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(4,410)	(8,607)
Borrowing from credit institutions | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, non-derivative, cash flow	(4,410)	(8,607)
Financial liabilities, discounting effect	0	0
Financial liabilities	(4,410)	(8,607)
Borrowing from credit institutions | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, non-derivative, cash flow	(4,410)	(8,607)
Debt securities issued
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(300,222)	(316,388)
Debt securities issued | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, non-derivative, cash flow	(343,601)	(361,729)
Financial liabilities, discounting effect	43,379	45,341
Financial liabilities	(300,222)	(316,388)
Debt securities issued | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, non-derivative, cash flow	(4,473)	(8,413)
Debt securities issued | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, non-derivative, cash flow	(34,306)	(14,509)
Debt securities issued | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, non-derivative, cash flow	(62,350)	(80,112)
Debt securities issued | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, non-derivative, cash flow	(131,929)	(143,615)
Debt securities issued | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, non-derivative, cash flow	(55,687)	(51,727)
Debt securities issued | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, non-derivative, cash flow	(54,855)	(63,353)
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(8,988)	(5,227)
Derivatives | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(7,189)	(4,335)
Financial liabilities, discounting effect	(1,798)	(892)
Financial liabilities	(8,988)	(5,227)
Derivatives | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(594)	36
Derivatives | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(1,434)	(493)
Derivatives | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(3,243)	(1,219)
Derivatives | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(858)	(920)
Derivatives | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(639)	(1,054)
Derivatives | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(420)	(685)
Derivatives | Hedging instrument | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(1,263)	(3,005)
Financial liabilities, discounting effect	(146)	81
Financial liabilities	(1,409)	(2,924)
Derivatives | Hedging instrument | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(58)	(17)
Derivatives | Hedging instrument | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(76)	(240)
Derivatives | Hedging instrument | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(257)	(823)
Derivatives | Hedging instrument | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(228)	(485)
Derivatives | Hedging instrument | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(330)	(980)
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(315)	(460)
of which cash inflow in currency derivatives | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	85,766	27,810
of which cash inflow in currency derivatives | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	6,047	131
of which cash inflow in currency derivatives | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	7,706	6,485
of which cash inflow in currency derivatives | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	39,848	8,671
of which cash inflow in currency derivatives | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	21,851	5,125
of which cash inflow in currency derivatives | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	5,997	5,615
of which cash inflow in currency derivatives | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	4,317	1,783
of which cash outflow in currency derivatives | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(92,300)	(31,719)
of which cash outflow in currency derivatives | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(6,584)	(220)
of which cash outflow in currency derivatives | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(8,961)	(6,958)
of which cash outflow in currency derivatives | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(42,944)	(9,782)
of which cash outflow in currency derivatives | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(22,663)	(5,933)
of which cash outflow in currency derivatives | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(6,641)	(6,638)
of which cash outflow in currency derivatives | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, derivative, cash flow	(4,508)	(2,188)
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	7,259	5,219
Cash and cash equivalents | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	7,283	5,221
Discounting effect	(24)	(2)
Total	7,259	5,219
Cash and cash equivalents | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	4,267	5,221
Cash and cash equivalents | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	3,016
Treasuries/government bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	13,419	4,150
Treasuries/government bonds | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	13,568	4,183
Discounting effect	(149)	(33)
Total	13,419	4,150
Treasuries/government bonds | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	3	552
Treasuries/government bonds | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	9,699	2,712
Treasuries/government bonds | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	2,784	919
Treasuries/government bonds | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	1,082
Other interest-bearing securities except loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	43,237	52,843
Other interest-bearing securities except loans | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	44,683	54,193
Discounting effect	(1,446)	(1,350)
Total	43,237	52,843
Other interest-bearing securities except loans | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	6,697	11,769
Other interest-bearing securities except loans | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	10,842	11,371
Other interest-bearing securities except loans | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	11,055	16,883
Other interest-bearing securities except loans | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	11,734	11,513
Other interest-bearing securities except loans | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	4,356	2,657
Loans in the form of interest-bearing securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	47,485	48,726
Loans in the form of interest-bearing securities | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	57,280	58,152
Discounting effect	(9,795)	(9,426)
Total	47,485	48,726
Loans in the form of interest-bearing securities | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	2,638	164
Loans in the form of interest-bearing securities | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	1,982	1,212
Loans in the form of interest-bearing securities | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	4,630	8,677
Loans in the form of interest-bearing securities | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	12,741	15,835
Loans in the form of interest-bearing securities | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	14,216	13,352
Loans in the form of interest-bearing securities | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	21,073	18,912
Loans to credit institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	22,939	13,529
Loans to credit institutions | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	27,181	16,337
Discounting effect	(4,242)	(2,808)
Total	22,939	13,529
Loans to credit institutions | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	7,003	3,318
Loans to credit institutions | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	212	229
Loans to credit institutions | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	3,029	1,653
Loans to credit institutions | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	2,079	1,848
Loans to credit institutions | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	3,082	1,842
Loans to credit institutions | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	11,776	7,447
Loans to the public
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	200,216	224,354
Loans to the public | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	228,017	252,754
Discounting effect	(27,801)	(28,400)
Total	200,216	224,354
Loans to the public | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	4,086	6,110
Loans to the public | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	8,009	11,919
Loans to the public | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	36,007	43,236
Loans to the public | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	79,596	85,530
Loans to the public | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	39,972	43,302
Loans to the public | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	60,347	62,657
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	6,721	10,643
Derivatives | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	8,410	12,723
Discounting effect	(1,690)	(2,080)
Total	6,721	10,643
Derivatives | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	157	924
Derivatives | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	706	480
Derivatives | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	882	2,795
Derivatives | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	2,643	3,799
Derivatives | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	1,319	2,109
Derivatives | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	2,703	2,616
Derivatives | Hedging instrument | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	4,119	2,370
Discounting effect	(1,175)	(397)
Total	2,944	1,973
Derivatives | Hedging instrument | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	73	(132)
Derivatives | Hedging instrument | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	479	(371)
Derivatives | Hedging instrument | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	481	(509)
Derivatives | Hedging instrument | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	1,950	1,479
Derivatives | Hedging instrument | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	642	644
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	494	1,259
of which cash inflow in currency derivatives | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	28,140	90,527
of which cash inflow in currency derivatives | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	155	4,930
of which cash inflow in currency derivatives | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	4,036	5,250
of which cash inflow in currency derivatives | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	3,327	34,440
of which cash inflow in currency derivatives | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	12,040	29,660
of which cash inflow in currency derivatives | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	8,074	9,062
of which cash inflow in currency derivatives | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	508	7,185
of which cash outflow in currency derivatives | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	(26,102)	(85,453)
of which cash outflow in currency derivatives | Due ≤ 1 month | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	(160)	(4,654)
of which cash outflow in currency derivatives | Due 1 month ≤ 3 months | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	(3,677)	(5,007)
of which cash outflow in currency derivatives | Due 3 months ≤ 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	(3,251)	(32,313)
of which cash outflow in currency derivatives | 1 year – 3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	(11,070)	(27,940)
of which cash outflow in currency derivatives | Due 3 years ≤ 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	(7,534)	(8,557)
of which cash outflow in currency derivatives | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow	kr (410)	(6,982)
Shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total		20
Shares | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow		20
Discounting effect		0
Total		20
Shares | More than 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total cash flow		kr 20